Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables and Accruals [Abstract]
Accruals and other payables		$ 6,201	$ 14,221
Consideration payable on acquisition of subsidiaries		3,009	3,195
Contract liabilities	[1]	667	1,462
Lease liabilities	[2]	519	382
Other payables and accruals		$ 10,396	$ 19,260

[1]	Contract liabilities as of December 31, 2023 and 2024 included upfront fees received to deliver digital solutions services, upfront fees received to deliver media and entertainment, and hotel operations, hospitality and VIP services.
[2]	The weighted average incremental borrowing rate applied to lease liabilities is 3.72% and 2.57%, respectively, for the years ended December 31, 2023 and 2024.